Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 9,166,015,793	$ 8,601,948,391
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(7,299,584)	(17,011,578)
Excess contributions payable	4,911	9,525
Total net assets per the Plan’s Form 5500	$ 9,158,721,120	$ 8,584,946,338